Document and Entity Information	Jul. 02, 2020
Cover [Abstract]
Entity Registrant Name	LINDSAY CORP
Security Exchange Name	NYSE
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0000836157
Document Type	8-K
Document Period End Date	Jul. 02, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-13419
Entity Tax Identification Number	47-0554096
Entity Address, Address Line One	18135 Burke Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68022
City Area Code	(402)
Local Phone Number	829-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	LNN
Entity Emerging Growth Company	false